Consolidated Statements of Cash Flows - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2020	Dec. 31, 2019
Operating activities:
Net loss	$ (36,406)	$ (44,568)
Adjustments to reconcile net loss to net cash used in operating activities:
Depreciation	152	97
Stock-based compensation expense	4,244	4,317
Foreign currency remeasurement loss	321	0
Amortization of right-of-use asset	952	955
Other non-cash items	6	30
Changes in operating assets and liabilities:
Prepaid expenses and other current assets	5,361	(698)
Other assets	21	66
Accounts payable	25	(469)
Accrued expenses and other liabilities	(3,559)	281
Operating lease liabilities	(1,552)	(1,233)
Cash used in operating activities	(30,435)	(41,222)
Investing activities:
Purchase of property and equipment	(26)	(397)
Proceeds from sale of marketable securities	0	4,385
Cash (used in) provided by investing activities	(26)	3,988
Financing activities:
Repayment of debt	(108)	(184)
Proceeds from the issuance of common stock, net of issuance costs	5,453	26,688
Proceeds from sale of private placement, net of issuance costs	0	(15)
Repayment of principal on finance lease	(37)	(18)
Proceeds from option and BSPCE warrant exercises	78	472
Cash provided by financing activities	5,386	26,943
Effect of foreign currency exchange rate changes on cash	221	33
Net decrease in cash, cash equivalents and restricted cash	(24,854)	(10,258)
Cash, cash equivalents and restricted cash at beginning of period	63,512	73,770
Cash, cash equivalents and restricted cash at end of period	38,658	63,512
Supplemental schedule of non-cash investing and financing activities:
Financing costs in accounts payable and accrued expenses	0	197
Right-of-use assets acquired under operating leases	$ 0	$ 3,414